Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Investments Classified by Contractual Maturity Date [Table Text Block]
Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed without a specific maturity in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value
2013
Available for sale:
After ten years	$6,769	$5,711
Not due at a single maturity date	1,097,601	1,109,916
	$1,104,370	$1,115,627
Held to maturity:
Not due at a single maturity date	$107,312	$107,921

Schedule of Available for Sale and Held to Maturity Securities [Table Text Block]
The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2013 and 2012:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2013
Available for sale:
Residential collateralized mortgage obligations (CMO) securities - nonagency	$1,097,293	$15,253	$3,275	$1,109,271	$1,109,271
Asset-backed securities (ABS)	4,144	—	1,058	3,086	3,086
Other	2,933	337	—	3,270	3,270
Total available for sale securities	$1,104,370	$15,590	$4,333	$1,115,627	$1,115,627
Held to maturity:
Residential CMO securities - agency	$41,347	$1,408	$5	$42,750	$41,347
Residential MBS - agency	65,965	754	1,548	65,171	65,965
Total held to maturity securities	$107,312	$2,162	$1,553	$107,921	$107,312
2012
Available for sale:
Residential CMO securities - nonagency	$1,577,270	$39,860	$5,355	$1,611,775	$1,611,775
Asset-backed securities	9,461	—	1,935	7,526	7,526
Other	366	211	—	577	577
Total available for sale securities	$1,587,097	$40,071	$7,290	$1,619,878	$1,619,878
Held to maturity:
Residential CMO securities - agency	$106,346	$3,497	$—	$109,843	$106,346
Residential MBS - agency	31,901	1,986	—	33,887	31,901
Corporate securities	4,987	—	2,008	2,979	4,987
Total held to maturity securities	$143,234	$5,483	$2,008	$146,709	$143,234

Schedule of Unrealized Loss on Investments [Table Text Block]
The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013
Debt securities:
Residential CMO securities - nonagency	$169,829	$3,012	$10,932	$263	$180,761	$3,275
Residential CMO securities - agency	887	5	—	—	887	5
Residential MBS - agency	54,355	1,548	—	—	54,355	1,548
Asset-backed securities	—	—	3,086	1,058	3,086	1,058
Total debt securities	$225,071	$4,565	$14,018	$1,321	$239,089	$5,886
2012
Debt securities:
Residential CMO securities - nonagency	$57,715	$299	$183,285	$5,056	$241,000	$5,355
Asset-backed securities	—	—	7,526	1,935	7,526	1,935
Corporate securities	—	—	2,979	2,008	2,979	2,008
Total debt securities	$57,715	$299	$193,790	$8,999	$251,505	$9,298

Investment Income [Table Text Block]
During the years ended December 31, 2013, 2012, and 2011 interest and dividend income on investment securities was comprised of the following:

	2013	2012	2011
Interest income on available for sale securities	$49,178	$72,017	$101,066
Interest income on held to maturity securities	2,707	6,093	4,988
Other interest and dividend income	3,187	2,518	796
	$55,072	$80,628	$106,850

Schedule of Other Investments Not Readily Marketable [Table Text Block]
All investment interest income recognized by the Company during the year ended December 31, 2013, 2012 and 2011 was fully taxable.
Other Investments—Other investments as of December 31, 2013 and 2012 are as follows:

	2013	2012
FHLB stock	$125,885	$155,926
Other	2,178	2,246
Total	$128,063	$158,172